SCHEDULE OF INCOME TAX EXPENSE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	¥ 639,948	¥ 448,089	¥ 232,794
Deferred	(373,969)	(102,909)	(11,410)
Total	¥ 265,979	¥ 345,180	¥ 221,384